Schedule of Investments (unaudited) July 31, 2020	iShares® iBonds® Dec 2025 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Debt Obligations

Alabama — 0.7%
Alabama Federal Aid Highway Finance Authority RB, Series A, 5.00%, 09/01/25	$165	$202,783
Alabama Public School & College Authority RB, Series B, 5.00%, 05/01/25	65	79,021
City of Huntsville AL GOL
5.00%, 05/01/25	60	73,322
Series E, 5.00%, 11/01/25	115	142,872
University of Alabama (The) RB, Series B, 5.00%, 07/01/25	70	85,381

		583,379

Alaska — 0.2%
City of Anchorage AK Water Revenue RB, Series B, 5.00%, 05/01/25	40	48,628
Municipality of Anchorage AK GO
Series C, 5.00%, 09/01/25	25	30,654
Series D, 5.00%, 09/01/25	30	36,785
State of Alaska GO, Series B, 5.00%, 08/01/25	50	61,569

		177,636

Arizona — 2.8%
Arizona State University RB
Series A, 5.00%, 07/01/25	80	97,578
Series B, 5.00%, 07/01/25	25	30,493
Arizona Transportation Board RB, 5.00%, 07/01/25	160	196,029
City of Phoenix AZ GO, 5.00%, 07/01/25	105	128,644
City of Phoenix Civic Improvement Corp. RB
5.00%, 07/01/25	110	134,770
Series A, 5.00%, 07/01/25	200	245,036
Series D, 5.00%, 07/01/25	125	150,376
County of Pima AZ GOL, 4.00%, 07/01/25	120	141,190
County of Pima AZ Sewer System Revenue RB, 5.00%, 07/01/25	100	122,518
Maricopa County Community College District GO, 5.00%, 07/01/25	270	330,061
Maricopa County High School District No. 210-Phoenix GO, 5.00%, 07/01/25	25	30,561
Maricopa County Unified School District No. 48 Scottsdale GO, Series A, 5.00%, 07/01/25	15	18,378
Salt River Project Agricultural Improvement & Power District RB, Series A, 5.00%, 01/01/25	335	404,315
State of Arizona Lottery Revenue RB, 5.00%, 07/01/25	200	243,402
University of Arizona (The) RB, 4.00%, 06/01/25	95	110,982

		2,384,333

California — 12.3%
Bay Area Toll Authority RB, 5.00%, 04/01/25	40	48,431
Beverly Hills Unified School District CA GO, 0.00%, 08/01/25(a)	50	48,470
California Educational Facilities Authority RB, Series A, 5.00%, 10/01/25	40	49,802
California Infrastructure & Economic Development Bank RB, 4.00%, 08/01/25	100	116,354
California State Public Works Board RB
5.00%, 09/01/25	180	222,442
5.00%, 11/01/25	250	310,590
Series A, 5.00%, 06/01/25	50	61,276
Series B, 5.00%, 04/01/25	25	30,463
Series B, 5.00%, 10/01/25	75	92,932
Series C, 5.00%, 11/01/25	60	74,542
Series D, 5.00%, 04/01/25	50	60,926
Series D, 5.00%, 06/01/25	50	61,276

Security	Par (000)	Value

California (continued)
California State University RB
Series A, 4.00%, 11/01/25	$25	$29,876
Series A, 5.00%, 11/01/25	120	149,650
Campbell Union High School District GO, Series B, 5.00%, 08/01/25	70	86,823
City of Los Angeles CA Wastewater System Revenue RB 5.00%, 06/01/25	200	246,620
Series B, 5.00%, 06/01/25	225	277,447
City of Los Angeles Department of Airports RB
Series B, 5.00%, 05/15/25	90	108,985
Series C, 5.00%, 05/15/25	25	30,274
City of Redding CA Electric System Revenue RB, 5.00%, 06/01/25	100	122,985
City of San Francisco CA Public Utilities Commission Water Revenue RB, 5.00%, 11/01/25	105	131,130
Contra Costa Transportation Authority RB, Series A, 5.00%, 03/01/25	35	42,188
East Bay Municipal Utility District Water System Revenue RB
Series A, 4.00%, 06/01/25	170	201,547
Series B, 5.00%, 06/01/25	110	135,700
Eastern Municipal Water District RB, Series A, 5.00%, 07/01/25	25	30,946
El Camino Community College District GO, 5.00%, 08/01/25	15	18,597
Escondido Union High School District GO, Series A, 0.00%, 08/01/25 (AGC)(a)	50	48,014
Foothill-De Anza Community College District GO, Series B, 0.00%, 08/01/25 (NPFGC)(a)	100	96,940
Los Angeles Community College District/CA GO, Series C, 5.00%, 08/01/25	155	192,251
Los Angeles County Metropolitan Transportation Authority RB
5.00%, 07/01/25	230	284,099
Series A, 5.00%, 06/01/25	105	129,419
Series A, 5.00%, 07/01/25	60	74,170
Los Angeles Department of Water & Power System Revenue RB
Series A, 5.00%, 07/01/25	15	18,543
Series C, 5.00%, 07/01/25	40	49,447
Los Angeles Department of Water RB, Series B, 5.00%, 07/01/25	25	30,974
Los Angeles Unified School District/CA GO
5.00%, 07/01/25	140	172,600
Series A, 5.00%, 07/01/25	530	653,416
Manhattan Beach Unified School District GO, 0.00%, 09/01/25 (NPFGC)(a)	40	38,659
Metropolitan Water District of Southern California RB, 2.50%, 07/01/25	100	111,246
Mount San Antonio Community College District GO, Series A, 0.00%, 08/01/25(a)	100	96,795
Newport Mesa Unified School District GO, 0.00%, 08/01/25 (NPFGC)(a)	180	174,492
Oak Grove School District GO, Series A, 0.00%, 08/01/25(a)	25	24,175
Palo Alto Unified School District GO, 0.00%, 08/01/25(a)	180	175,536
Palomar Community College District GO, Series B, 0.00%, 08/01/25(a)	125	121,235
Pasadena Area Community College District GO, Series A, 5.00%, 08/01/25	30	37,193
Riverside Community College District GO, Series D, 0.00%, 08/01/25(a)	20	19,349
Sacramento City Financing Authority RB, 5.25%, 12/01/25 (AMBAC)	25	31,591

1

Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® iBonds® Dec 2025 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
Sacramento County Sanitation Districts Financing Authority RB, 5.00%, 12/01/25	$135	$170,028
Sacramento Municipal Utility District RB, Series E, 5.00%, 08/15/25	75	92,890
San Diego Community College District GO, 5.00%, 08/01/25	75	93,025
San Diego County Regional Transportation Commission RB, Series A, 5.00%, 04/01/25	130	159,288
San Diego Unified School District/CA GO
Series C-2, 5.50%, 07/01/25 (AGM)	105	132,364
Series D-1, 5.50%, 07/01/25 (NPFGC)	25	31,515
Series J-2, 4.00%, 07/01/25	85	100,921
Series J-2, 5.00%, 07/01/25	30	37,085
San Francisco City & County Public Utilities Commission Wastewater Revenue RB
Series A, 4.00%, 10/01/25	25	29,969
Series A, 5.00%, 10/01/25	50	62,507
San Jose Unified School District GO, Series C, 0.00%, 08/01/25 (NPFGC)(a)	150	145,192
San Mateo County Community College District GO, Series B, 0.00%, 09/01/25 (NPFGC)(a)	195	188,844
Santa Clara Valley Transportation Authority RB, Series A, 5.00%, 06/01/25	20	24,651
Sequoia Union High School District GO, 5.00%, 07/01/25	150	185,509
State of California Department of Water Resources RB
Series AW, 5.00%, 12/01/25	50	62,762
Series AX, 5.00%, 12/01/25	120	150,629
State of California GO
4.00%, 03/01/25	20	23,481
4.00%, 09/01/25	200	238,098
4.00%, 10/01/25	65	77,549
5.00%, 03/01/25	115	140,252
5.00%, 04/01/25	150	183,480
5.00%, 08/01/25	350	433,133
5.00%, 09/01/25	330	409,506
5.00%, 10/01/25	475	591,047
5.00%, 11/01/25	270	336,871
Series A, 5.00%, 08/01/25	240	297,005
University of California RB
Series A, 5.00%, 05/15/25	85	104,785
Series I, 5.00%, 05/15/25	330	405,926
Upper Santa Clara Valley Joint Powers Authority RB, Series A, 5.00%, 08/01/25	85	104,968

		10,383,696

Colorado — 1.1%
Board of Governors of Colorado State University System RB, Series C, 2.50%, 03/01/25	25	27,225
Board of Water Commissioners City & County of Denver (The) RB, Series A, 4.00%, 09/15/25	30	35,565
City & County of Denver Co. Airport System Revenue RB, Series A, 5.00%, 11/15/25	150	182,625
County of Adams Co. COP, 5.00%, 12/01/25	40	49,562
Denver City & County School District No. 1 COP, Series A, 5.00%, 12/01/25	15	18,559
Denver City & County School District No. 1 GO
5.00%, 12/01/25 (SAW)	65	80,771
Series A, 5.50%, 12/01/25 (SAW)	75	95,171
E-470 Public Highway Authority RB, Series B, 0.00%, 09/01/25 (NPFGC)(a)	150	143,513
State of Colorado COP
Series K, 5.00%, 03/15/25	125	150,357

Security	Par (000)	Value

Colorado (continued)
Series L, 5.00%, 03/15/25	$25	$30,072
University of Colorado RB, Series A, 5.00%, 06/01/25 (NPFGC)	70	85,411

		898,831

Connecticut — 1.7%
State of Connecticut GO
Series A, 5.00%, 04/15/25	50	60,228
Series B, 5.00%, 05/15/25	200	241,556
Series B, 5.00%, 06/15/25	100	121,097
Series C, 5.00%, 06/15/25	195	236,139
Series E, 5.00%, 09/15/25	125	152,533
Series F, 5.00%, 11/15/25	140	171,669
State of Connecticut Special Tax Revenue RB
Series A, 5.00%, 08/01/25	20	24,262
Series A, 5.00%, 09/01/25	160	194,573
Series B, 5.00%, 08/01/25	160	194,098
Series B, 5.00%, 10/01/25	45	54,856

		1,451,011

Delaware — 0.5%
City of Wilmington DE GO, 5.00%, 12/01/25	15	18,684
Delaware Transportation Authority RB, 5.00%, 07/01/25	125	152,603
State of Delaware GO
5.00%, 03/01/25	100	121,652
Series 2009C, 5.00%, 10/01/25	40	49,633
Series A, 5.00%, 02/01/25	100	121,295

		463,867

District of Columbia — 1.6%
District of Columbia GO
5.00%, 06/01/25	300	368,145
Series A, 5.00%, 06/01/25	60	73,629
Series D, 5.00%, 06/01/25	85	104,308
Series E, 5.00%, 06/01/25	165	202,480
District of Columbia RB
Series A, 5.00%, 12/01/25	60	74,845
Series C, 5.00%, 10/01/25	75	93,061
District of Columbia Water & Sewer Authority RB, Series B, 5.00%, 10/01/25	125	155,102
Washington Metropolitan Area Transit Authority RB, Series A1, 5.00%, 07/01/25	225	273,827

		1,345,397

Florida — 4.7%
Central Florida Expressway Authority RB, 5.00%, 07/01/25	140	169,926
County of Miami-Dade FL Aviation Revenue RB
5.00%, 10/01/25	100	121,055
Series B, 5.00%, 10/01/25	75	90,791
County of Miami-Dade FL Water & Sewer System Revenue RB, 5.00%, 10/01/25	235	289,964
County of Seminole FL Sales Tax Revenue RB, Series B, 5.25%, 10/01/25 (NPFGC)	60	74,972
Florida Department of Environmental Protection RB
5.00%, 07/01/25	220	269,661
Series A, 5.00%, 07/01/25	100	122,573
Florida State Development Commission/Everglades Parkway RB, Series A, 5.00%, 07/01/25	60	73,807
Hillsborough County School Board COP, Series A, 5.00%, 07/01/25	65	78,894
Orange County School Board COP, 5.00%, 08/01/25	50	60,601
Palm Beach County School District COP, Series B, 5.00%, 08/01/25	130	159,571

2

Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® iBonds® Dec 2025 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Florida (continued)
School Board of Miami-Dade County (The) COP, Series A, 5.00%, 05/01/25	$210	$254,638
School Board of Miami-Dade County (The) GO, 5.00%, 03/15/25	230	279,002
School District of Broward County/FL COP
Series A, 5.00%, 07/01/25	120	144,104
Series C, 5.00%, 07/01/25	140	168,122
School District of Broward County/FL GO, 5.00%, 07/01/25	150	183,777
State of Florida Department of Transportation RB, 5.00%, 07/01/25	200	244,600
State of Florida Department of Transportation Turnpike System Revenue RB, Series A, 5.00%, 07/01/25	165	202,788
State of Florida GO
Series A, 5.00%, 06/01/25	205	251,455
Series A, 5.00%, 07/01/25	40	49,051
Series B, 5.00%, 06/01/25	115	141,061
Series B, 5.00%, 07/01/25	10	12,263
Series C, 5.00%, 06/01/25	230	282,120
Series D, 5.00%, 06/01/25	85	104,262
State of Florida Lottery Revenue RB, Series B, 5.00%, 07/01/25	60	73,807
Tampa Bay Water RB, Series C, 5.00%, 10/01/25	35	43,287
Volusia County School Board COP, Series A, 5.00%, 08/01/25 (BAM)	15	18,487

		3,964,639

Georgia — 1.6%
City of Atlanta GA Water & Wastewater Revenue RB
5.75%, 11/01/25 (AGM)	170	217,719
Series B, 5.00%, 11/01/25	70	86,801
Forsyth County School District GO, 5.00%, 02/01/25	25	30,324
Gwinnett County School District GO, 5.00%, 02/01/25	20	24,269
Metropolitan Atlanta Rapid Transit Authority RB, Series A, 4.00%, 07/01/25	125	146,740
State of Georgia GO
Series A, 5.00%, 02/01/25	340	412,913
Series A, 5.00%, 07/01/25	60	74,005
Series A1, 5.00%, 02/01/25	60	72,867
Series C1, 4.00%, 01/01/25	130	151,580
Series C1, 4.00%, 07/01/25	105	124,271

		1,341,489

Hawaii — 1.6%
City & County Honolulu HI Wastewater System Revenue RB
5.00%, 07/01/25	105	128,644
Series B, 5.00%, 07/01/25	65	79,637
City & County of Honolulu HI GO
Series B, 5.00%, 09/01/25	145	178,204
Series C, 5.00%, 10/01/25	45	55,448
Series E, 5.00%, 09/01/25	125	153,624
County of Hawaii HI GO, Series D, 5.00%, 09/01/25	20	24,636
State of Hawaii GO
Series EZ, 5.00%, 10/01/25	85	104,734
Series FE, 5.00%, 10/01/25	130	160,182
Series FK, 5.00%, 05/01/25	100	121,571
Series FN, 5.00%, 10/01/25	175	215,630
Series FT, 5.00%, 01/01/25	25	30,051
State of Hawaii State Highway Fund RB, Series A, 4.00%, 01/01/25	75	86,699
University of Hawaii RB, Series B, 5.00%, 10/01/25	20	24,494

		1,363,554

Security	Par (000)	Value

Idaho — 0.2%
Idaho Housing & Finance Association RB, 5.00%, 07/15/25	$115	$137,949

Illinois — 2.7%
Chicago O’Hare International Airport RB
5.00%, 01/01/25	225	265,266
Series C, 5.00%, 01/01/25	55	64,843
Series F, 5.00%, 01/01/25	150	176,844
Illinois Finance Authority RB
4.00%, 07/01/25	335	393,441
5.00%, 12/01/25	175	217,460
State of Illinois GO
5.00%, 01/01/25	155	172,219
5.00%, 02/01/25	50	55,640
5.00%, 10/01/25	75	84,403
5.50%, 05/01/25	210	240,414
Series D, 5.00%, 11/01/25	560	628,779

		2,299,309

Indiana — 0.6%
Indiana Finance Authority RB
Series B, 5.00%, 02/01/25	90	108,806
Series C, 5.00%, 12/01/25	150	186,214
Indianapolis Local Public Improvement Bond Bank RB, 5.00%, 01/01/25	55	65,979
Purdue University COP, Series A, 5.00%, 07/01/25	40	49,161
Purdue University RB, Series A, 5.25%, 07/01/25	105	130,615

		540,775

Iowa — 0.1%
State of Iowa RB, Series A, 5.00%, 06/01/25	60	73,403

Kansas — 0.8%
Johnson County Public Building Commission RB, Series A, 5.00%, 09/01/25	100	121,720
Johnson County Unified School District No. 512 Shawnee Mission GO, Series B, 5.00%, 10/01/25	175	217,044
Sedgwick County Unified School District No. 265 Goddard GO, Series B, 5.00%, 10/01/25	20	24,678
State of Kansas Department of Transportation RB
5.00%, 09/01/25	170	207,876
Series A, 5.00%, 09/01/25	55	67,254

		638,572

Louisiana — 0.6%
State of Louisiana GO
Series A, 5.00%, 09/01/25	180	220,711
Series B, 5.00%, 05/01/25	25	30,301
Series B, 5.00%, 08/01/25	100	120,928
State of Louisiana RB, 5.00%, 09/01/25	80	98,319

		470,259

Maine — 0.3%
Maine Municipal Bond Bank RB
Series A, 5.00%, 09/01/25	140	171,507
Series B, 5.00%, 11/01/25	40	49,577
State of Maine GO, Series B, 5.00%, 06/01/25	35	42,818

		263,902

Maryland — 3.8%
City of Baltimore MD RB
5.00%, 07/01/25	60	73,511
Series A, 5.00%, 07/01/25	90	109,776
County of Anne Arundel MD GOL, 5.00%, 10/01/25	210	260,816
County of Baltimore MD GO, 5.00%, 03/01/25	100	121,703

3

Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® iBonds® Dec 2025 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Maryland (continued)
County of Charles MD GO, 5.00%, 10/01/25	$10	$12,414
County of Howard MD GO, Series A, 5.00%, 02/15/25	235	285,548
County of Prince George’s MD GOL
Series A, 5.00%, 07/15/25	170	209,583
Series B, 5.00%, 07/15/25	30	36,985
State of Maryland Department of Transportation RB
4.00%, 09/01/25	85	100,672
5.00%, 09/01/25	115	142,181
5.00%, 10/01/25	150	185,950
5.00%, 12/01/25	85	105,522
State of Maryland GO
Second Series, 5.00%, 08/01/25	75	92,604
Series A, 5.00%, 03/15/25	125	152,336
Series A, 5.00%, 08/01/25	200	246,944
Series B, 5.00%, 08/01/25	420	518,582
Washington Suburban Sanitary Commission GO
4.00%, 06/01/25 (GTD)	40	47,169
5.00%, 06/01/25 (GTD)	275	337,615
Washington Suburban Sanitary Commission RB, 5.00%, 06/01/25 (GTD)	170	208,708

		3,248,619

Massachusetts — 4.0%
Commonwealth of Massachusetts GO, 5.00%, 01/01/25	125	150,986
Commonwealth of Massachusetts GOL
Series A, 5.00%, 07/01/25	180	221,224
Series B, 5.00%, 04/01/25	75	91,389
Series B, 5.00%, 07/01/25	100	122,902
Series B, 5.25%, 09/01/25 (AGM)	275	343,302
Series C, 5.00%, 08/01/25	135	166,385
Series C, 5.00%, 09/01/25	85	105,042
Series C, 5.00%, 10/01/25	235	291,186
Series D, 5.00%, 07/01/25	15	18,435
Series E, 5.00%, 11/01/25 (AMBAC)	75	93,177
Commonwealth of Massachusetts Transportation Fund Revenue RB, Series A, 5.00%, 06/01/25	165	201,592
Massachusetts Bay Transportation Authority RB, Series A, 5.00%, 07/01/25	390	478,888
Massachusetts Clean Water Trust (The) RB
5.00%, 08/01/25	210	258,002
Series 22, 5.00%, 08/01/25	70	86,470
Massachusetts Development Finance Agency RB, Series A, 5.00%, 07/15/25	185	229,002
Massachusetts School Building Authority RB
5.00%, 01/15/25	50	60,428
Series C, 5.00%, 08/15/25	175	215,758
Massachusetts Transportation Trust Fund Metropolitan Highway System Revenue RB, 5.00%, 01/01/25	75	90,153
Massachusetts Water Resources Authority RB
5.00%, 08/01/25	75	92,353
Series B, 5.25%, 08/01/25 (AGM)	15	18,656
Series C, 5.00%, 08/01/25	10	12,314
University of Massachusetts Building Authority RB, 5.00%, 11/01/25	25	30,810

		3,378,454

Michigan — 1.5%
Michigan Finance Authority RB
Series A, 5.00%, 12/01/25	45	54,672
Series B, 5.00%, 10/01/25	175	216,638
Michigan State Building Authority RB, Series I, 5.00%, 04/15/25	350	424,498

Security	Par (000)	Value

Michigan (continued)
State of Michigan GO
Series A, 5.00%, 05/01/25	$35	$42,660
Series B, 4.00%, 11/01/25	110	131,012
State of Michigan RB, 5.00%, 03/15/25	95	113,935
University of Michigan RB, Series A, 5.00%, 04/01/25	180	220,176
Wayne County Airport Authority RB, Series A, 5.00%, 12/01/25	25	30,258

		1,233,849

Minnesota — 1.9%
County of Hennepin MN GO, Series A, 5.00%, 12/01/25	250	311,552
Metropolitan Council GO, Series A, 5.00%, 03/01/25	65	79,074
Minneapolis-St Paul Metropolitan Airports Commission RB
Series A, 5.00%, 01/01/25	35	41,581
Series C, 5.00%, 01/01/25	100	118,804
Minnesota Public Facilities Authority RB, Series A, 5.00%, 03/01/25	80	97,159
Southern Minnesota Municipal Power Agency RB, Series A, 0.00%, 01/01/25 (NPFGC)(a)	55	53,204
State of Minnesota GO
Series A, 5.00%, 08/01/25	220	271,762
Series A, 5.00%, 10/01/25	25	31,050
Series B, 5.00%, 10/01/25	75	93,148
Series D, 5.00%, 08/01/25	140	172,939
Series E, 5.00%, 10/01/25	100	124,198
University of Minnesota RB, Series B, 5.00%, 10/01/25	150	184,998

		1,579,469

Mississippi — 0.3%
State of Mississippi GO
Series B, 5.00%, 12/01/25	65	80,848
Series C, 5.00%, 10/01/25	110	136,109

		216,957

Missouri — 0.4%
Metropolitan St Louis Sewer District RB, Series B, 5.00%, 05/01/25	85	103,917
Missouri State Board of Public Buildings RB, Series A, 5.00%, 04/01/25	175	212,970

		316,887

Nebraska — 0.4%
Nebraska Public Power District RB
Series A, 5.00%, 01/01/25	85	102,215
Series C, 5.00%, 01/01/25	105	126,266
Omaha Public Facilities Corp. RB, Series A, 5.00%, 06/01/25	50	57,462
Omaha Public Power District Nebraska City Station Unit 2 RB, Series A, 5.00%, 02/01/25	25	30,112
Omaha Public Power District RB, Series A, 5.00%, 02/01/25	55	66,438

		382,493

Nevada — 2.2%
Clark County School District GOL, Series A, 5.00%, 06/15/25	350	417,897
Clark County Water Reclamation District GOL, 5.00%, 07/01/25	105	128,932
County of Clark Department of Aviation RB, 5.00%, 07/01/25	200	241,030
County of Clark NV GOL
5.00%, 11/01/25	170	210,004
Series A, 5.00%, 06/01/25	45	54,859
Series A, 5.00%, 11/01/25	125	154,415
Series B, 5.00%, 06/01/25	50	60,955
Series B, 5.00%, 12/01/25	15	18,577
County of Clark NV RB
5.00%, 07/01/25	70	84,248
Series B, 5.00%, 07/01/25	35	42,124

4

Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® iBonds® Dec 2025 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Nevada (continued)
State of Nevada GOL
5.00%, 05/01/25	$115	$140,109
Series A, 5.00%, 05/01/25	45	54,825
State of Nevada Highway Improvement Revenue RB, 5.00%, 12/01/25	140	174,219
Washoe County School District/NV GOL
Series A, 5.00%, 06/01/25	55	66,173
Series C, 5.00%, 10/01/25	40	48,602

		1,896,969

New Hampshire — 0.1%
New Hampshire Municipal Bond Bank RB, Series A, 5.00%, 08/15/25	75	91,921

New Jersey — 2.1%
County of Monmouth NJ GO, 5.00%, 07/15/25	120	147,875
Monmouth County Improvement Authority (The) RB, 5.00%, 02/15/25 (GTD)	100	121,258
New Jersey Economic Development Authority RB
Series A, 4.13%, 06/15/25	80	88,513
Series B, 4.00%, 11/01/25 (SAP)	400	442,400
Series D, 5.00%, 06/15/25	30	34,635
New Jersey Educational Facilities Authority RB, Series D, 5.00%, 07/01/25	85	104,934
New Jersey Transportation Trust Fund Authority RB
5.00%, 06/15/25	30	34,811
Series A, 5.00%, 06/15/25	25	28,863
Series A, 5.75%, 06/15/25 (NPFGC)	65	77,815
New Jersey Turnpike Authority RB
Series B, 5.00%, 01/01/25	50	59,138
Series C-2, 5.50%, 01/01/25 (AMBAC)	260	314,023
State of New Jersey GO, 5.00%, 06/01/25	245	291,817

		1,746,082

New Mexico — 0.4%
New Mexico Finance Authority RB, Series A, 5.00%, 06/15/25	110	134,450
Santa Fe Public School District GO, 5.00%, 08/01/25 (SAW)	85	104,666
State of New Mexico Severance Tax Permanent Fund RB, Series D, 5.00%, 07/01/25	50	60,716

		299,832

New York — 8.6%
City of New York NY GO
5.00%, 08/01/25	210	257,535
Series 1, 5.00%, 08/01/25	65	79,713
Series A, 5.00%, 08/01/25	200	245,272
Series C, 4.00%, 08/01/25	160	188,320
Series C, 5.00%, 08/01/25	690	846,189
County of Monroe NY GOL, 5.00%, 06/01/25 (AGM)	25	30,344
Metropolitan Transportation Authority RB
5.00%, 11/15/25	70	83,352
Series A, 5.00%, 11/15/25	105	125,028
Series B, 5.00%, 11/15/25	335	373,347
Series C-1, 5.00%, 11/15/25	45	50,152
Series F, 5.00%, 11/15/25	180	200,605
New York City Transitional Finance Authority Building Aid Revenue RB
Series S-2A, 5.00%, 07/15/25 (SAW)	65	79,716
Series S-3, 5.00%, 07/15/25 (SAW)	175	214,620
New York City Transitional Finance Authority Future Tax Secured Revenue RB
4.00%, 05/01/25	100	117,084

Security	Par (000)	Value

New York (continued)
5.00%, 02/01/25	$50	$60,373
5.00%, 08/01/25	70	85,961
5.00%, 11/01/25	145	179,461
Series A-1, 5.00%, 08/01/25	10	12,280
Series B-1, 5.00%, 08/01/25	250	307,005
Series C, 5.00%, 11/01/25	120	148,519
New York City Water & Sewer System RB
4.00%, 06/15/25	25	29,512
Series FF, 4.00%, 06/15/25	20	23,610
Series GG, 5.00%, 06/15/25	75	92,158
New York State Dormitory Authority RB
Series A, 5.00%, 02/15/25	205	247,896
Series A, 5.00%, 03/15/25	265	321,621
Series A, 5.00%, 07/01/25	100	119,863
Series B, 5.00%, 02/15/25	265	320,451
Series B, 5.50%, 03/15/25 (AMBAC)	70	86,093
Series D, 5.00%, 02/15/25	390	471,607
Series E, 5.00%, 02/15/25	10	12,093
Series E, 5.00%, 03/15/25	275	333,816
New York State Environmental Facilities Corp. RB
Series A, 4.00%, 06/15/25	30	35,399
Series B, 5.00%, 06/15/25	200	245,646
New York State Urban Development Corp. RB
Series A, 5.00%, 03/15/25	670	811,143
Series C, 5.00%, 03/15/25	15	18,160
Port Authority of New York & New Jersey RB
Series 189, 5.00%, 05/01/25	120	145,130
Series 205, 5.00%, 11/15/25	10	12,297
Triborough Bridge & Tunnel Authority RB
Series A, 5.00%, 11/15/25	145	177,210
Series B, 5.00%, 11/15/25	80	97,772

		7,286,353

North Carolina — 3.0%
City of Charlotte NC COP, Series B, 5.00%, 06/01/25	50	61,169
City of Charlotte NC Water & Sewer System RB, 5.00%, 07/01/25	75	92,341
City of Charlotte NC Water & Sewer System Revenue RB, 5.00%, 07/01/25	100	123,121
City of Raleigh NC GO, Series A, 5.00%, 09/01/25	110	136,188
County of Durham NC GO, 5.00%, 10/01/25	250	310,350
County of Forsyth NC GO
5.00%, 07/01/25	55	67,717
5.00%, 12/01/25	100	124,801
County of Guilford NC GO, 5.00%, 03/01/25	250	304,257
County of Iredell NC RB, 5.00%, 12/01/25	25	30,917
County of New Hanover NC GO, 5.00%, 08/01/25	100	123,472
County of Wake NC GO
Series A, 5.00%, 03/01/25	175	212,980
Series C, 5.00%, 03/01/25	70	85,192
State of North Carolina GO
5.00%, 06/01/25	100	122,769
Series A, 5.00%, 06/01/25	50	61,384
Series B, 5.00%, 06/01/25	445	546,322
State of North Carolina RB, 5.00%, 03/01/25	75	90,668

		2,493,648

Ohio — 2.7%
City of Cincinnati OH GO, Series A, 4.00%, 12/01/25	120	142,310
City of Cleveland OH GO, 5.00%, 12/01/25	110	135,578

5

Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® iBonds® Dec 2025 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Ohio (continued)
City of Columbus OH GO
Series 1, 5.00%, 07/01/25	$160	$196,029
Series A, 4.00%, 04/01/25	35	40,906
City of Columbus OH GOL, Series B, 4.00%, 07/01/25	25	29,415
County of Hamilton OH Sales Tax Revenue RB, Series A, 5.00%, 12/01/25	115	140,053
Ohio Water Development Authority Water Pollution Control Loan Fund RB
Series 2015-A, 5.00%, 12/01/25	270	335,993
Series B, 5.00%, 12/01/25	35	43,555
State of Ohio GO
5.00%, 08/01/25	200	246,832
Series A, 5.00%, 06/15/25	250	307,195
Series A, 5.00%, 09/01/25	65	80,437
Series B, 5.00%, 09/01/25	75	92,812
Series B, 5.00%, 09/15/25	135	167,270
Series S, 5.00%, 05/01/25	50	61,261
Series V, 5.00%, 05/01/25	130	159,277
State of Ohio RB
Series A, 5.00%, 02/01/25	35	42,019
Series C, 5.00%, 12/01/25	30	36,976

		2,257,918

Oklahoma — 0.9%
City of Oklahoma City OK GO, 5.00%, 03/01/25	95	115,280
Grand River Dam Authority RB
Series A, 4.00%, 06/01/25	35	40,724
Series A, 5.00%, 06/01/25	115	139,581
Oklahoma Capitol Improvement Authority RB, Series A, 4.00%, 07/01/25	110	127,216
Oklahoma City Water Utilities Trust RB, 5.00%, 07/01/25	100	122,737
Oklahoma Turnpike Authority RB, Series E, 5.00%, 01/01/25	60	72,064
Oklahoma Water Resources Board RB, 5.00%, 04/01/25 (OK CERF)	100	121,852

		739,454

Oregon — 0.8%
City of Eugene OR Electric Utility System Revenue RB, Series A, 5.00%, 08/01/25	15	18,387
Multnomah County School District No. 1 Portland/OR GO, Series B, 5.00%, 06/15/25 (GTD)	125	153,258
Portland Community College District GO, 5.00%, 06/15/25	30	36,782
State of Oregon Department of Transportation RB
Series A, 5.00%, 11/15/25	110	136,369
Series C, 5.00%, 11/15/25	100	123,972
State of Oregon GO
Series H, 5.00%, 08/01/25	115	142,250
Series L, 5.00%, 08/01/25	50	61,848

		672,866

Pennsylvania — 2.5%
City of Philadelphia PA GO, Series A, 5.00%, 08/01/25	140	169,147
City of Philadelphia PA Water & Wastewater Revenue RB, Series B, 5.00%, 11/01/25	100	122,023
Commonwealth of Pennsylvania GO
5.00%, 09/15/25 (AGM)	20	24,712
First Series, 5.00%, 01/01/25	165	197,776
First Series, 5.00%, 02/01/25 (AGM)	205	248,042
First Series, 5.00%, 08/15/25	110	134,510
First Series, 5.00%, 09/15/25	205	251,312
Second Series, 5.00%, 09/15/25	260	318,737
Series D, 5.00%, 08/15/25	40	48,913

Security	Par (000)	Value

Pennsylvania (continued)
County of Bucks PA GO, 5.00%, 06/01/25	$15	$18,302
Delaware County Authority RB, 5.00%, 12/01/25	60	72,548
Delaware River Port Authority RB, Series B, 5.00%, 01/01/25	175	208,831
Pennsylvania State University (The) RB, 5.25%, 08/15/25	50	61,957
Pennsylvania Turnpike Commission RB
Series A, 5.00%, 12/01/25	40	48,807
Series A2, 5.00%, 12/01/25	90	109,816
Series B, 5.00%, 06/01/25	85	100,143

		2,135,576

Rhode Island — 0.5%
Rhode Island Commerce Corp. RB, Series B, 5.00%, 06/15/25	165	197,182
Rhode Island Infrastructure Bank Water Pollution Control Revolving Fund RB, Series B, 5.00%, 10/01/25	95	117,714
State of Rhode Island GO, Series A, 5.00%, 08/01/25	80	97,798

		412,694

South Carolina — 0.2%
County of Charleston SC GO, 5.00%, 11/01/25 (SAW)	50	62,266
Fort Mill School District No. 4 GO, Series A, 5.00%, 03/01/25	100	121,296

		183,562

Tennessee — 2.2%
City of Memphis TN Electric System Revenue RB, 5.00%, 12/01/25	50	61,923
City of Memphis TN Sanitary Sewerage System Revenue RB, 5.00%, 10/01/25	200	247,356
County of Hamilton TN GO, 5.00%, 04/01/25	50	60,978
County of Montgomery TN GO, 5.00%, 04/01/25	130	157,266
County of Shelby TN GO
5.00%, 04/01/25	250	304,113
Series A, 5.00%, 04/01/25	45	54,740
Metropolitan Government of Nashville & Davidson County TN GO
5.00%, 01/01/25	145	175,073
5.00%, 07/01/25	125	153,559
Series A, 5.00%, 07/01/25	85	104,420
Metropolitan Government of Nashville & Davidson County TN Water & Sewer Revenue RB, Series B, 5.00%, 07/01/25	90	109,727
State of Tennessee GO, Series A, 5.00%, 08/01/25	70	86,391
Tennessee State School Bond Authority RB
Series A, 5.00%, 11/01/25 (NPFGC)	115	142,196
Series B, 5.00%, 11/01/25	155	191,656

		1,849,398

Texas — 12.3%
Aldine Independent School District GOL, 5.00%, 02/15/25	75	90,755
Alvin Independent School District/TX GO, 5.00%, 02/15/25 (PSF)	50	60,504
Arlington Independent School District/TX GO
5.00%, 02/15/25 (PSF)	35	42,352
Series B, 5.00%, 02/15/25 (PSF)	100	121,007
Austin Independent School District GO
5.00%, 08/01/25 (PSF)	125	153,502
Series B, 5.00%, 08/01/25 (PSF)	150	184,203
Birdville Independent School District GO, Series B, 5.00%, 02/15/25 (PSF)	80	96,525
Central Texas Regional Mobility Authority RB, 5.00%, 01/01/25	65	76,478
City of Arlington TX GOL, 5.00%, 08/15/25	60	74,008
City of Austin TX Water & Wastewater System Revenue RB, 5.00%, 11/15/25	50	61,897
City of Austin/TX GOL, 5.00%, 09/01/25	235	289,612

6

Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® iBonds® Dec 2025 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Texas (continued)
City of Dallas TX Waterworks & Sewer System Revenue RB, Series A, 5.00%, 10/01/25	$100	$123,793
City of Frisco TX GOL, 5.00%, 02/15/25	90	109,041
City of Houston TX Airport System Revenue RB, Series D, 5.00%, 07/01/25	65	78,369
City of Houston TX Combined Utility System Revenue RB
Series A, 0.00%, 12/01/25 (AGM)(a)	20	19,258
Series B, 5.00%, 11/15/25	85	105,527
Series D, 5.00%, 11/15/25	85	105,527
City of McKinney TX Waterworks & Sewer System Revenue RB, 5.00%, 03/15/25	15	18,157
City of Plano TX GOL
5.00%, 09/01/25	170	209,892
Series A, 5.00%, 09/01/25	80	98,773
City of San Antonio TX Electric & Gas Systems Revenue RB
5.00%, 02/01/25	180	217,435
5.00%, 02/01/25 (ETM)	50	60,552
City of San Antonio TX GOL, 5.00%, 08/01/25	125	153,711
Clear Creek Independent School District GO, 5.00%, 02/15/25 (PSF)	120	145,510
County of Bexar TX GOL, 5.00%, 06/15/25	50	61,303
County of Denton TX GOL, 5.00%, 05/15/25	75	91,535
County of Fort Bend TX GO, Series A, 5.00%, 03/01/25	100	120,386
County of Harris TX GOL, Series B, 5.00%, 10/01/25	75	92,671
County of Harris TX RB
5.00%, 08/15/25	150	183,673
Series A, 5.00%, 08/15/25	90	110,204
County of Montgomery TX GO, Series A, 5.00%, 03/01/25	85	102,929
Cypress-Fairbanks Independent School District GO, 5.00%, 02/15/25 (PSF)	75	90,831
Dallas Area Rapid Transit RB, 5.00%, 12/01/25	140	172,554
Dallas Independent School District GO, Series A, 5.00%, 02/15/25 (PSF)	290	351,648
Denton Independent School District GO, 5.00%, 08/15/25 (PSF)	100	122,840
Fort Worth Independent School District GO, 5.00%, 02/15/25 (PSF)	275	333,597
Frisco Independent School District GO, Series A, 5.00%, 08/15/25 (PSF)	300	369,363
Grapevine-Colleyville Independent School District GO, 0.00%, 08/15/25 (PSF)(a)	130	126,342
Judson Independent School District GO, 5.00%, 02/01/25 (PSF)	90	108,851
Katy Independent School District GO
Series A, 5.00%, 02/15/25 (PSF)	105	126,794
Series D, 5.00%, 02/15/25 (PSF)	35	42,265
Keller Independent School District/TX GO, Series A, 5.00%, 02/15/25 (PSF)	105	126,584
Killeen Independent School District GO, 5.00%, 02/15/25 (PSF)	65	78,491
Klein Independent School District GO, Series A, 5.00%, 08/01/25 (PSF)	30	36,891
Leander Independent School District GO
0.00%, 08/15/25 (PSF)(a)	20	19,369
Series A, 5.00%, 08/15/25 (PSF)	125	153,410
Series B, 0.00%, 08/15/25(a)	100	96,361
Lewisville Independent School District GO
5.00%, 08/15/25 (PSF)	55	68,026
Series B, 5.00%, 08/15/25	130	160,863
Lone Star College System GOL, Series B, 5.00%, 02/15/25	230	278,431
Lower Colorado River Authority RB
5.00%, 05/15/25	30	36,218
Series D, 5.00%, 05/15/25	130	157,011

Security	Par (000)	Value

Texas (continued)
Metropolitan Transit Authority of Harris County RB, Series B, 5.00%, 11/01/25	$50	$61,591
North East Independent School District/TX GO, 5.00%, 08/01/25 (PSF)	235	288,194
North Texas Municipal Water District RB, 5.00%, 06/01/25	215	261,983
North Texas Tollway Authority RB, Series A, 5.00%, 01/01/25	75	88,959
Northside Independent School District GO, Series A, 5.00%, 08/15/25 (PSF)	40	49,451
Northwest Independent School District GO, Series B, 5.00%, 02/15/25 (PSF)	40	48,382
Permanent University Fund — Texas A&M University System RB, Series A, 5.00%, 07/01/25	175	214,886
Permanent University Fund — University of Texas System RB
Series A, 5.00%, 07/01/25	215	263,298
Series B, 5.00%, 07/01/25	115	140,834
Round Rock Independent School District GO
5.00%, 08/01/25 (PSF)	30	36,857
Series A, 5.00%, 08/01/25 (PSF)	90	110,572
San Antonio Independent School District/TX GO
5.00%, 02/15/25 (PSF)	235	284,129
5.00%, 08/15/25 (PSF)	160	196,725
San Antonio Water System RB
Series A, 5.00%, 05/15/25	45	55,089
Series C, 5.00%, 05/15/25	35	42,847
Spring Independent School District GO, 5.00%, 08/15/25 (PSF)	80	98,632
State of Texas GO
5.00%, 04/01/25	65	79,136
5.00%, 10/01/25	50	61,896
Series A, 5.00%, 04/01/25	55	66,961
Series A, 5.00%, 08/01/25	130	160,078
Texas A&M University RB, Series C, 5.00%, 05/15/25	55	67,242
Texas Transportation Commission State Highway Fund RB
5.00%, 10/01/25	40	49,425
5.25%, 04/01/25	130	159,505
Series A, 5.00%, 10/01/25	130	160,631
Texas Water Development Board RB
Series A, 5.00%, 04/15/25	125	152,387
Series A, 5.00%, 10/15/25	165	204,508
Series B, 5.00%, 10/15/25	170	210,705
Tyler Independent School District GO, 5.00%, 02/15/25 (PSF)	30	36,287
University of North Texas System RB, Series A, 5.00%, 04/15/25	50	60,591
University of Texas System (The) RB
Series E, 5.00%, 08/15/25	95	117,447
Series H, 5.00%, 08/15/25	60	74,177

		10,419,234

Utah — 0.6%
Davis School District GO, Series B, 5.00%, 06/01/25	15	18,367
Ogden City School District GO, 5.00%, 06/15/25 (GTD)	85	103,985
State of Utah GO, 5.00%, 07/01/25	115	141,844
University of Utah (The) RB
Series A, 4.00%, 08/01/25	75	88,601
Series A, 5.00%, 08/01/25	100	123,081
Series B1, 5.00%, 08/01/25 (SAP)	25	30,770
Utah State Building Ownership Authority RB, 5.00%, 05/15/25	25	30,498

		537,146

Vermont — 0.2%
University of Vermont & State Agricultural College RB, 5.00%, 10/01/25	40	48,377

7

Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® iBonds® Dec 2025 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Vermont (continued)
Vermont Municipal Bond Bank RB, Series 5, 5.00%, 12/01/25	$115	$143,246

		191,623

Virginia — 4.4%
City of Charlottesville VA GO, 4.00%, 07/15/25 (SAW)	125	147,965
City of Norfolk VA GO, Series A, 5.00%, 10/01/25	145	179,668
City of Norfolk VA Water Revenue RB, Series B, 5.00%, 11/01/25	125	155,737
City of Richmond VA GO, Series B, 5.00%, 07/15/25 (SAW)	35	43,149
City of Richmond VA Public Utility Revenue RB, 5.00%, 01/15/25	100	121,153
Commonwealth of Virginia GO, Series B, 5.00%, 06/01/25	75	91,633
County of Arlington VA GO, Series B, 5.00%, 08/15/25	75	92,678
County of Chesterfield VA Water & Sewer Revenue RB, 5.00%, 11/01/25	200	249,652
County of Fairfax VA GO, Series A, 5.00%, 10/01/25 (SAW)	100	124,198
County of Henrico VA GO, 5.00%, 07/15/25	50	61,754
Hampton Roads Sanitation District RB, Series A, 4.00%, 08/01/25	45	53,308
Loudoun County Sanitation Authority RB, 5.00%, 01/01/25	35	42,345
Virginia College Building Authority RB
Series A, 5.00%, 02/01/25	40	48,478
Series A, 5.00%, 02/01/28 (PR 02/01/25)	75	91,015
Series A, 5.00%, 02/01/30 (PR 02/01/25)	300	364,059
Series B, 5.00%, 09/01/25	150	185,454
Series E, 5.00%, 02/01/25	310	375,704
Virginia Commonwealth Transportation Board RB
5.00%, 03/15/25	170	206,829
5.00%, 09/15/25	95	117,545
Series A, 5.00%, 05/15/25	55	67,301
Virginia Public Building Authority RB
Series A, 5.00%, 08/01/25	110	135,758
Series B, 5.00%, 08/01/25	150	185,124
Virginia Public School Authority RB
5.00%, 03/01/25 (SAW)	165	200,306
Series B, 5.00%, 08/01/25	150	185,124
Series C, 5.00%, 08/01/25	110	135,758
Virginia Resources Authority RB
Series C, 5.00%, 11/01/25	10	12,459
Series D, 4.00%, 11/01/25	30	35,817

		3,709,971

Washington — 5.9%
Central Puget Sound Regional Transit Authority RB, Series S-1, 5.00%, 11/01/25	100	123,825
City of Seattle WA Drainage & Wastewater Revenue RB, 5.00%, 07/01/25	90	110,414
City of Seattle WA GOL, 5.00%, 06/01/25	100	122,445
City of Seattle WA Municipal Light & Power Revenue RB
Series B, 5.00%, 04/01/25	65	79,271
Series C, 5.00%, 09/01/25	185	228,832
City of Seattle WA Water System Revenue RB, 5.00%, 05/01/25	85	103,648
City of Tacoma WA Electric System Revenue RB, 5.00%, 01/01/25	60	72,268
City of Vancouver WA GOL, Series B, 5.00%, 12/01/25	130	161,386
Clark County Public Utility District No. 1 RB, 5.00%, 01/01/25	175	210,423
Clark County School District No. 114 Evergreen GO, 5.00%, 12/01/25	130	161,386
Clark County School District No. 122 Ridgefield GO, 5.00%, 12/01/25	35	43,346

Security	Par (000)	Value

Washington (continued)
County of King WA GOL, 5.00%, 12/01/25	$105	$130,664
County of King WA Sewer Revenue, 5.00%, 01/01/25	200	241,480
County of Kitsap WA GOL, 5.00%, 06/01/25	20	24,489
County of Pierce WA GOL, Series A, 5.00%, 07/01/25	40	49,007
County of Spokane WA GOL, Series B, 5.00%, 12/01/25	80	99,410
Energy Northwest RB
Series A, 5.00%, 07/01/25	245	300,841
Series C, 5.00%, 07/01/25	365	448,191
King County School District No. 405 Bellevue GO, 5.00%, 12/01/25 (GTD)	75	93,286
Kitsap County School District No. 401 Central Kitsap GO, 5.00%, 12/01/25	130	161,000
Pierce County School District No 10 Tacoma GO, 5.00%, 12/01/25	135	167,593
Pierce County School District No 402 Franklin Pierce GO, 5.00%, 12/01/25	60	74,486
Port of Seattle WA RB, 4.00%, 02/01/25	70	79,759
Port of Tacoma WA RB, Series A, 4.00%, 12/01/25	90	106,472
Snohomish County School District No. 201 Snohomish GO, 5.00%, 12/01/25	75	92,884
Snohomish County School District No. 4 Lake Stevens GO, 5.00%, 12/01/25	50	61,923
Spokane County School District No. 356 Central Valley GO, 5.00%, 12/01/25	30	37,297
State of Washington COP
5.00%, 01/01/25	175	210,782
Series C, 5.00%, 07/01/25	45	55,133
State of Washington GO
Series A, 5.00%, 08/01/25	130	160,441
Series A-1, 5.00%, 08/01/25	100	123,416
Series B, 5.00%, 08/01/25	70	86,391
Series D, 5.00%, 02/01/25	35	42,453
Series F, 0.00%, 12/01/25 (AMBAC)(a)	220	212,511
Series R-2018C, 5.00%, 08/01/25	60	74,050
Series R-2018D, 5.00%, 08/01/25	250	308,540
University of Washington RB, Series B, 4.00%, 06/01/25	100	117,241

		4,976,984

West Virginia — 0.8%
State of West Virginia GO, Series A, 5.00%, 06/01/25	315	385,535
West Virginia Commissioner of Highways RB, Series A, 5.00%, 09/01/25	120	147,140
West Virginia State School Building Authority Lottery Revenue RB, Series A, 5.00%, 07/01/25	125	152,806

		685,481

Wisconsin — 1.8%
State of Wisconsin Environmental Improvement Fund Revenue RB, Series A, 5.00%, 06/01/25	300	368,145
State of Wisconsin GO
Series 2, 4.00%, 11/01/25	30	35,799
Series 2, 5.00%, 11/01/25	185	230,382
Series A, 5.00%, 05/01/25	210	257,183
Series B, 5.00%, 05/01/25	250	306,170
State of Wisconsin RB, Series A, 5.00%, 05/01/25	85	103,112

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Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® iBonds® Dec 2025 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par/ Shares (000)	Value

Wisconsin (continued)
Wisconsin Department of Transportation RB
Series 1, 5.00%, 07/01/25	$70	$86,185
Series 2, 5.00%, 07/01/25	90	110,809

		1,497,785

Total Municipal Debt Obligations — 98.6% (Cost: $79,709,287)		83,223,226

Short-Term Investments

Money Market Funds — 1.9%
BlackRock Liquidity Funds: MuniCash, 0.04%(b)(c)	1,644	1,643,890

Total Short-Term Investments — 1.9% (Cost: $1,643,870)		1,643,890

Total Investments in Securities — 100.5% (Cost: $81,353,157)		84,867,116

Other Assets, Less Liabilities — (0.5)%		(440,007)

Net Assets — 100.0%		$84,427,109

(a)	Zero-coupon bond.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/19	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/20	Shares Held at 07/31/20 (000)	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds: MuniCash	$113,317	$1,530,353	(a)	$—	$210	$10	$1,643,890	1,644	$3,059	$—

(a)	Represents net amount purchased (sold).

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Municipal Debt Obligations	$—	$83,223,226	$—	$83,223,226
Money Market Funds	1,643,890	—	—	1,643,890

	$1,643,890	$83,223,226	$—	$84,867,116

Portfolio Abbreviations — Fixed Income

AGC	Assured Guaranty Corp.	NPFGC	National Public Finance Guarantee Corp.

AGM	Assured Guaranty Municipal Corp.	PR	Prerefunded

AMBAC	Ambac Assurance Corp.	PSF	Permanent School Fund

BAM	Build America Mutual Assurance Co.	RB	Revenue Bond

COP	Certificates of Participation	SAP	Subject to Appropriations

ETM	Escrowed to Maturity	SAW	State Aid Withholding

GO	General Obligation

GOL	General Obligation Limited

GTD	Guaranteed

9